INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	3.40%	1.70%	2.90%
Foreign income tax rate differential	(0.80%)	(2.20%)	(4.40%)
Audit settlements	(2.40%)	(0.60%)	(11.30%)
Effect of tax law changes	1.20%	(0.30%)	(0.10%)
Nondeductible legal and related expenses	18.30%	0.80%	0.20%
Basis difference in affiliates	(2.50%)	0.00%	(8.80%)
Tax advantaged investments	(3.60%)	(3.00%)	(8.60%)
Other, net	0.40%	(0.20%)	0.00%
Effective income tax rate	49.00%	31.20%	4.90%
DTA change in enacted tax rate	$ 210
Tax benefit for the resolution of certain tax items	$ 347	$ 127